3 - Marketable Debt Securities: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$ 2,757,965	$ 3,045,322	$ 1,746,682	$ 1,747,937
Due after one year through five years..	9,109,251	9,225,824	9,666,167	9,578,287
Due after five years through ten years .	17,602,646	17,863,694	590,597	607,603
Due after ten years	139,373,591	137,055,804	--	--
	$ 168,843,453	$ 167,190,644	$ 12,003,446	$ 11,933,827